ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details - Subsidiaries)	12 Months Ended
	Mar. 31, 2025	Mar. 01, 2021	Jun. 24, 2016
Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage			55.00%
Conbridge College [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage		80.00%
Visionary Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Aug. 20, 2013
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Holding company and rental business
Visionary Holdings Inc [Member] | Visionary Education Service And Management Inc [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Holdings Inc [Member] | Farvision Education [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Education Service And Management Inc [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Aug. 20, 2013
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Real estate development
Farvision Career Education Group Inc [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	May 14, 2020
Place of Incorporation	Toronto, Ontario
Principal activity	Education services
Farvision Career Education Group Inc [Member] | Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	70.00%
Farvision Career Education Group Inc [Member] | Art Academy [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	80.00%
Farvision Career Education Group Inc [Member] | Conbridge College [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	80.00%
Farvision Career Education Group Inc [Member] | MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	80.00%
Toronto E School Ltd [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Nov. 15, 2017
Place of Incorporation	Toronto, Ontario
Principal activity	Online high school education
Maple Toronto Art Academy Inc [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Jul. 27, 2020
Place of Incorporation	Toronto, Ontario
Principal activity	Arts and high school education
Canada Inc 7621531 [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Sep. 01, 2021
Place of Incorporation	Toronto, Ontario
Principal activity	Career college education
Maxthe Mutt Animation Inc [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Feb. 28, 2022
Place of Incorporation	Toronto, Ontario
Principal activity	Animation education
13995291 Canada Inc. [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Apr. 28, 2022
Place of Incorporation	Toronto, Ontario
Principal activity	Rental business
13995291 Canada Inc. [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Bethune Great Health Investment Management Inc [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Dec. 15, 2023
Place of Incorporation	Toronto, Ontario
Principal activity	Property investment
Bethune Great Health Investment Management Inc [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Shanghai Yuanjian Trillion Commercial Group Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Oct. 31, 2023
Place of Incorporation	Shanghai, China
Principal activity	Dormant
Shanghai Yuanjian Trillion Commercial Group Co Ltd [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Asia SDN. BHD [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Dec. 01, 2023
Place of Incorporation	Kuala Lumpur, Malaysia
Principal activity	Dormant
Visionary Asia SDN. BHD [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary International SDN. BHD [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Dec. 01, 2023
Place of Incorporation	Kuala Lumpur, Malaysia
Principal activity	Dormant
Visionary International SDN. BHD [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Biotechnology Group Inc. [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Mar. 11, 2024
Place of Incorporation	Toronto, Ontario
Principal activity	Dormant
Visionary Biotechnology Group Inc. [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	55.00%
Visionary Group USA LTD [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Aug. 23, 2023
Place of Incorporation	Manhasset, USA
Principal activity	Dormant
Visionary Group USA LTD [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Holdings (Asia) Limited [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Mar. 14, 2025
Place of Incorporation	HongKong, China
Principal activity	Dormant
Visionary Holdings (Asia) Limited [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Fortune Financial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Oct. 18, 2024
Place of Incorporation	HongKong, China
Principal activity	Dormant
Fortune Financial Group Limited [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	51.00%
Visionary Securities Limited [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Mar. 10, 2025
Place of Incorporation	HongKong, China
Principal activity	Dormant
Visionary Securities Limited [Member] | Fortune Financial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Asset Management Limited [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Mar. 10, 2025
Place of Incorporation	HongKong, China
Principal activity	Dormant
Visionary Asset Management Limited [Member] | Fortune Financial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Fintech Limited [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Mar. 21, 2025
Place of Incorporation	HongKong, China
Principal activity	Dormant
Visionary Fintech Limited [Member] | Fortune Financial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Yude Industry Group Limited [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Jan. 22, 2019
Place of Incorporation	HongKong, China
Principal activity	Dormant
Yude Industry Group Limited [Member] | Ownership Parent [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Visionary Holdings (Guangdong) Limited [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Apr. 25, 2019
Place of Incorporation	ShenZhen, China
Principal activity	Dormant
Visionary Holdings (Guangdong) Limited [Member] | Yude Industry Group Limited [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%
Sikang (Guangzhou) Health Industry Investment Co., Ltd [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Nov. 01, 2024
Place of Incorporation	Guangzhou, China
Principal activity	Dormant
Sikang (Guangzhou) Health Industry Investment Co., Ltd [Member] | Shanghai Yuanjian [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	35.00%
Tang Shi Cha Yu (Guangzhou) Health Management Co., Ltd [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Mar. 07, 2025
Place of Incorporation	Guangzhou, China
Principal activity	Dormant
Tang Shi Cha Yu (Guangzhou) Health Management Co., Ltd [Member] | Sikang (Guangzhou) Health Industry Investment Co., Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	18.00%
Health Industry Investment Co., Ltd [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Feb. 29, 2024
Place of Incorporation	Guangdong, China
Principal activity	Dormant
Health Industry Investment Co., Ltd [Member] | Shanghai Yuanjian [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	51.00%